Interim Statements of Cash Flows (USD $)	6 Months Ended		64 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011
Cash flows used in Operating Activities
Net loss for the period	$ (36,756)	$ (2,571)	$ (285,651)
Adjustments to net loss for non-cash activities
Unrealized foreign exchange loss (gain)	615	(440)	3,111
Change in amounts receivable	(360)	(443)	(2,638)
Change in accounts payable and accrued liabilities	(2,957)	(11,612)	36,679
Net cash used in operating activities	(39,458)	(15,066)	(221,729)
Cash flows from financing activities
Common stock issued			159,746
Private placement fees			(4,568)
Advances from shareholders	37,716	19,989	67,515
Net cash flows from financing activities	37,716	19,989	222,693
Foreign exchange effect on cash	306	(851)	(491)
Cash increase (decrease) during the period	(1,436)	4,072	473
Cash beginning of the period	1,909	307
Cash end of the period	473	4,379	473
Interest Paid in the period
Income Taxes Paid in the period
Mineral Property Option Agreement dated June 25, 2007
Adjustments to net loss for non-cash activities
Shares issued			11,250
Capital Stock issued for Services
Adjustments to net loss for non-cash activities
Shares issued			$ 15,520